ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 95,960	$ 63,440
Accrued expenses	56,528	31,810
Advances from customers	3,431	2,801
Income and indirect taxes payable	15,121	8,640
Total	$ 171,040	$ 106,691